Financial risk management - Schedule of fair value analysis (Details) - GBP (£) £ in Millions	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	£ 6,429	£ 4,332
Liabilities	(1,202)	(1,244)
Financial assets (liabilities)	5,227	3,088
Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,156	3,084
Liabilities	0	0
Financial assets (liabilities)	5,156	3,084
Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	830	725
Liabilities	(1,082)	(1,127)
Financial assets (liabilities)	(252)	(402)
Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	443	523
Liabilities	(120)	(117)
Financial assets (liabilities)	323	406	£ 297
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(1,138)	(1,126)
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(1,043)	(1,022)
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(95)	(104)
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(64)	(118)
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(39)	(105)
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Liabilities	(25)	(13)
Investments held at FVTPL
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,563	3,567
Investments held at FVTPL | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	5,156	3,084
Investments held at FVTPL | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Investments held at FVTPL | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	407	483
Investments held at FVOCI
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	384	397
Investments held at FVOCI | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Investments held at FVOCI | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	384	397
Investments held at FVOCI | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Financing derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	375	333
Financing derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Financing derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	344	293
Financing derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	31	40
Commodity contract derivatives
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	107	35
Commodity contract derivatives | Level 1
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	0	0
Commodity contract derivatives | Level 2
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	102	35
Commodity contract derivatives | Level 3
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Assets	£ 5	£ 0